UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-10303

Buffalo Funds
(Exact name of Registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS  66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS  66205
(Name and address of agent for service)

(913) 384-1513
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2009

Date of reporting period: December 31, 2008

Item 1. Schedule of Investments.

Buffalo Balanced Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 64.63%
	Consumer Staples - 10.70%
	Beverages - 3.81%
70,000	The Coca-Cola Co.	$3,168,900
25,000	PepsiCo, Inc.	1,369,250
		4,538,150
	Food & Staples Retailing - 1.77%
40,000	Costco Wholesale Corp.	2,100,000

	Food Products - 2.95%
70,000	ConAgra Foods, Inc.	1,155,000
20,000	Kellogg Co.	877,000
55,000	Kraft Foods, Inc.	1,476,750
		3,508,750
	Household Products - 2.17%
30,000	Colgate-Palmolive Co.	2,056,200
10,000	Kimberly-Clark Corp.	527,400
		2,583,600
	Total Consumer Staples (Cost $12,233,295)	12,730,500

	Energy - 25.07%
	Energy Equipment & Services - 2.60%
43,000	Patterson-UTI Energy, Inc.	494,930
50,000	Schlumberger Ltd. (b)	2,116,500
45,000	Weatherford International Ltd. (a)(b)	486,900
		3,098,330
	Oil & Gas - 22.47%
45,000	Anadarko Petroleum Corp.	1,734,750
20,000	Apache Corp.	1,490,600
60,000	BP, PLC - ADR (b)	2,804,400
70,000	ChevronTexaco Corp.	5,177,900
65,000	ConocoPhillips	3,367,000
35,000	Exxon Mobil Corp.	2,794,050
150,000	Frontier Oil Corp.	1,894,500
25,000	Hess Corp.	1,341,000
70,000	Marathon Oil Corp.	1,915,200
50,000	Royal Dutch Shell PLC - ADR (b)	2,647,000
80,000	Suncor Energy, Inc. (b)	1,560,000
		26,726,400
	Total Energy (Cost $26,415,729)	29,824,730

	Financials - 5.30%
	Commercial Banks - 0.65%
35,000	Wilmington Trust Corp.	778,400

	Insurance - 4.65%
50,000	The Allstate Corp.	1,638,000
45,000	The Chubb Corp.	2,295,000
55,000	Cincinnati Financial Corp.	1,598,850
		5,531,850
	Total Financials (Cost $7,703,578)	6,310,250

	Health Care - 9.32%
	Health Care Equipment & Supplies - 0.90%
20,000	Baxter International, Inc.	1,071,800

	Pharmaceuticals - 8.42%
25,000	Abbott Laboratories	1,334,250
40,000	Eli Lilly & Co.	1,610,800
50,000	GlaxoSmithKline, PLC - ADR (b)	1,863,500
40,000	Johnson & Johnson	2,393,200
75,000	Wyeth	2,813,250
		10,015,000
	Total Health Care (Cost $11,317,632)	11,086,800

	Industrials - 6.86%
	Aerospace & Defense - 2.97%
20,000	The Boeing Co.	853,400
50,000	United Technologies Corp.	2,680,000
		3,533,400
	Commercial Services & Supplies - 2.14%
100,000	Pitney Bowes, Inc.	2,548,000

	Industrial Conglomerates - 1.75%
100,000	General Electric Co.	1,620,000
10,000	ITT Corp.	459,900
		2,079,900
	Total Industrials (Cost $12,341,302)	8,161,300

	Information Technology - 5.28%
	Semiconductor & Semiconductor Equipment - 3.32%
100,000	Applied Materials, Inc.	1,013,000
200,000	Intel Corp.	2,932,000
		3,945,000
	Software - 1.96%
120,000	Microsoft Corp.	2,332,800
	Total Information Technology (Cost $9,218,886)	6,277,800

	Materials - 1.28%
	Chemicals - 1.28%
60,000	E.I. du Pont de Nemours & Co.	1,518,000
	Total Materials (Cost $2,662,511)	1,518,000

	Utilities - 0.82%
	Electric Utilities - 0.54%
25,000	OGE Energy Corp.	644,500

	Gas Utilities - 0.28%
10,000	Questar Corp.	326,900
	Total Utilities (Cost $1,196,116)	971,400

	TOTAL COMMON STOCKS (Cost $83,089,049)	76,880,780

	CONVERTIBLE BONDS - 8.04%
	Consumer Discretionary - 6.64%
	Hotels, Restaurants & Leisure - 1.21%
	Magna Entertainment Corp.
3,000,000	7.250%, 12/15/2009	1,440,000

	Media - 5.43%
	Lions Gate Entertainment Corp.
6,500,000	2.938%, 10/15/2024	4,541,875
3,000,000	3.625%, 03/15/2025	1,923,750
		6,465,625
	Total Consumer Discretionary (Cost $10,973,385)	7,905,625

	Health Care - 1.40%
	Biotechnology - 1.40%
	Amylin Pharmaceuticals, Inc.
2,300,000	2.500%, 04/15/2011	1,661,750
	Total Health Care (Cost $2,301,505)	1,661,750

	TOTAL CONVERTIBLE BONDS (Cost $13,274,890)	9,567,375

	CORPORATE BONDS - 26.07%
	Consumer Discretionary - 6.50%
	Automobiles - 1.48%
	Ford Motor Credit Company
2,000,000	7.375%, 10/28/2009	1,756,756

	Hotels Restaurants & Leisure - 1.79%
	Circus Circus
2,000,000	7.625%, 07/15/2013	630,000
	Isle of Capri Casinos
3,500,000	7.000%, 03/01/2014	1,505,000
		2,135,000
	Leisure Equipment & Products - 0.55%
	Eastman Kodak Co.
1,000,000	7.250%, 11/15/2013	650,000

	Media - 0.06%
	Fisher Communications, Inc.
100,000	8.625%, 09/15/2014	77,500

	Specialty Retail - 0.59%
	United Auto Group, Inc.
1,500,000	7.750%, 12/15/2016	705,000

	Textiles, Apparel & Luxury Goods - 2.03%
	Interface, Inc.
3,000,000	9.500%, 02/01/2014	2,415,000
	Total Consumer Discretionary (Cost $12,382,324)	7,739,256

	Consumer Staples - 2.77%
	Food Products - 1.67%
	Pilgrims Pride Corp.
4,000,000	8.375%, 05/01/2017	260,000
	Smithfield Foods, Inc.
3,000,000	7.750%, 07/01/2017	1,725,000
		1,985,000
	Personal Products - 1.10%
	Elizabeth Arden, Inc.
2,000,000	7.750%, 01/15/2014	1,310,000
	Total Consumer Staples (Cost $8,825,639)	3,295,000

	Energy - 7.09%
	Oil & Gas - 3.20%
	Susser Holdings
800,000	10.625%, 12/15/2013	704,000
	United Refining Co.
5,300,000	10.500%, 08/15/2012	3,100,500
		3,804,500
	Oil, Gas & Consumable Fuels - 3.89%
	Frontier Oil Corp.
2,000,000	8.500%, 09/15/2016	1,775,000
	Swift Energy Co.
5,000,000	7.125%, 06/01/2017	2,850,000
		4,625,000
	Total Energy (Cost $12,853,295)	8,429,500

	Health Care - 5.64%
	Health Care Providers & Services - 2.63%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,385,000
	Psychiatric Solutions, Inc.
1,000,000	7.750%, 07/15/2015	740,000
		3,125,000
	Pharmaceuticals - 3.01%
	Warner Chilcott Corp.
4,000,000	8.750%, 02/01/2015	3,580,000
	Total Health Care (Cost $7,964,628)	6,705,000

	Industrials - 4.07%
	Commercial Services & Supplies - 3.29%
	Greenbrier Companies, Inc.
1,500,000	8.375%, 05/15/2015	1,074,375
	Iron Mountain, Inc.
3,000,000	8.625%, 04/01/2013	2,835,000
		3,909,375
	Diversified Manufacturing - 0.78%
	Blount, Inc.
1,000,000	8.875%, 08/01/2012	930,000
	Total Industrials (Cost $5,508,654)	4,839,375

	TOTAL CORPORATE BONDS (Cost $47,534,540)	31,008,131

	SHORT TERM INVESTMENTS - 0.01%
	Investment Companies - 0.01%
7,759	Fidelity Institutional Government Portfolio	7,759
	Total Investment Companies	7,759

	TOTAL SHORT TERM INVESTMENTS (Cost $7,759)	7,759

	Total Investments (Cost $143,906,238) - 98.75%	117,464,045
	Other Assets in Excess of Liabilities - 1.25%	1,491,566
	TOTAL NET ASSETS - 100.00%	$118,955,611

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$143,906,238
	Gross unrealized appreciation	10,930,780
	Gross unrealized depreciation	(37,372,973)
	Net unrealized appreciation	$(26,442,193)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo High Yield Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 0.19%
	Energy - 0.19%
	Energy Equipment & Services - 0.19%
17,025	Eagle Geophysical, Inc. (a)(b)	170,250
	Total Energy (Cost $0)	170,250

	Special Purpose Entity - 0.00%
725,000	Adelphia Recovery Trust (a)(b)	0
	Total Media (Cost $712,005)	0

	TOTAL COMMON STOCKS (Cost $712,005)	170,250

	CONVERTIBLE PREFERRED STOCKS - 2.88%
	Financials - 2.88%
	Commercial Banks - 2.88%
108,200	Boston Private Capital Trust I (a)	2,590,038
	Total Financials (Cost $5,342,000)	2,590,038

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,342,000)	2,590,038

	PREFERRED STOCKS - 1.95%
	Financials - 1.95%
	Real Estate Management & Development - 1.95%
125,000	Firstservice Corp.	1,750,000
	Total Financials (Cost $2,656,250)	1,750,000

	TOTAL PREFERRED STOCKS (Cost $2,656,250)	1,750,000

	CONVERTIBLE BONDS - 18.07%
	Consumer Discretionary - 9.48%
	Leisure Equipment & Products - 4.57%
	WMS Industries, Inc.
2,000,000	2.750%, 07/15/2010	4,100,000

	Media - 4.91%
	Lions Gate Entertainment Corp.
6,310,000	2.938%, 10/15/2024	4,409,113
	Total Consumer Discretionary (Cost $8,292,914)	8,509,113

	Health Care - 2.94%
	Biotechnology - 2.94%
	Amylin Pharmaceuticals, Inc.
3,655,000	2.500%, 04/15/2011	2,640,737
	Total Health Care (Cost $3,644,862)	2,640,737

	Industrials - 5.21%
	Airlines - 5.21%
	JetBlue Airways Corp.
6,030,000	3.750%, 03/15/2035	4,673,250
	Total Industrials (Cost $5,900,233)	4,673,250

	Information Technology - 0.44%
	Software - 0.44%
	Blackboard, Inc.
500,000	3.250%, 07/01/2027	398,750
	Total Information Technology (Cost $393,514)	398,750

	TOTAL CONVERTIBLE BONDS (Cost $18,231,523)	16,221,850

	CORPORATE BONDS - 72.99%
	Consumer Discretionary - 28.04%
	Automobiles - 2.30%
	Ford Motor Credit Company
2,350,000	7.375%, 10/28/2009	2,064,188

	Hotels Restaurants & Leisure - 8.29%
	Circus Circus
3,100,000	7.625%, 07/15/2013	976,500
	Isle of Capri Casinos
3,325,000	7.000%, 03/01/2014	1,429,750
	MGM Mirage
180,000	8.375%, 02/01/2011	108,000
	Penn National Gaming, Inc.
1,400,000	6.875%, 12/01/2011	1,302,000
	Pinnacle Entertainment, Inc.
2,685,000	8.250%, 03/15/2012	2,054,025
	Royal Caribbean Cruises Ltd
1,450,000	7.000%, 06/15/2013	833,750
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027	734,825
		7,438,850
	Household Durables - 2.66%
	Jarden Corp.
2,000,000	7.500%, 05/01/2017	1,375,000
	Rent-A-Center, Inc.
1,100,000	7.500%, 05/01/2010	1,017,500
		2,392,500
	Media - 0.15%
	Fisher Communications, Inc.
175,000	8.625%, 09/15/2014	135,625

	Rail Transportation - 0.56%
	Kansas City Southern Railway Co.
500,000	13.000%, 12/15/2013	503,750

	Specialty Retail - 5.11%
	Autonation, Inc.
2,000,000	7.000%, 04/15/2014	1,470,000
	Group 1 Automotive, Inc.
1,840,000	8.250%, 08/15/2013	1,242,000
	United Auto Group, Inc.
4,000,000	7.750%, 12/15/2016	1,880,000
		4,592,000
	Textiles, Apparel & Luxury Goods - 8.97%
	Interface, Inc.
3,570,000	9.500%, 02/01/2014	2,873,850
	Oxford Industries, Inc.
3,820,000	8.875%, 06/01/2011	2,903,200
	Phillips Van-Heusen
3,120,000	7.750%, 11/15/2023	2,273,341
		8,050,391
	Total Consumer Discretionary (Cost $37,150,577)	25,177,304

	Consumer Staples - 10.61%
	Beverages - 2.12%
	Constellation Brands, Inc.
2,000,000	8.125%, 01/15/2012	1,900,000

	Food & Staples Retailing - 1.55%
	Pantry, Inc.
2,000,000	7.750%, 02/15/2014	1,390,000

	Food Products - 2.04%
	Pilgrims Pride Corp.
3,800,000	8.375%, 05/01/2017	247,000
	Smithfield Foods, Inc.
2,750,000	7.750%, 07/01/2017	1,581,250
		1,828,250
	Household Products - 3.19%
	Prestige Brands, Inc.
3,100,000	9.250%, 04/15/2012	2,867,500

	Personal Products - 1.71%
	Elizabeth Arden, Inc.
2,350,000	7.750%, 01/15/2014	1,539,250
	Total Consumer Staples (Cost $15,886,015)	9,525,000

	Energy - 7.63%
	Oil & Gas - 7.63%
	Inergy L.P./Inergy Finance Corp.
3,600,000	0.069%, 12/15/2014	2,826,000
600,000	8.250%, 03/01/2016	471,000
	Susser Holdings
1,250,000	10.625%, 12/15/2013	1,100,000
	United Refining Co.
4,200,000	1.500%, 08/15/2012	2,457,000
		6,854,000
	Total Energy (Cost $9,493,353)	6,854,000

	Financials - 0.26%
	Capital Markets - 0.26%
	Janus Capital Group, Inc.
295,000	6.250%, 06/15/2012	236,383
	Total Financials (Cost $211,384)	236,383

	Health Care - 9.43%
	Health Care Equipment & Supplies - 1.13%
	Cooper Cos, Inc.
1,200,000	7.125%, 02/15/2015	1,014,000

	Health Care Providers & Services - 4.38%
	Carriage Services, Inc.
3,000,000	7.875%, 01/15/2015	2,385,000
	Davita, Inc.
1,000,000	7.250%, 03/15/2015	955,000
	Psychiatric Solutions, Inc.
800,000	7.750%, 07/15/2015	592,000
		3,932,000
	Pharmaceuticals - 3.92%
	Warner Chilcott Corp.
3,936,000	8.750%, 02/01/2015	3,522,720
	Total Health Care (Cost $9,785,423)	8,468,720

	Industrials - 15.99%
	Commercial Services & Supplies - 11.90%
	Allied Waste North America
2,100,000	7.875%, 04/15/2013	1,996,772
	Education Mgmt Llc
3,805,000	8.750%, 06/01/2014	2,910,825
	Greenbrier Companies, Inc.
2,715,000	8.375%, 05/15/2015	1,944,619
	Iron Mountain, Inc.
1,350,000	8.625%, 04/01/2013	1,275,750
2,075,000	7.750%, 01/15/2015	1,872,688
	Mobile Mini, Inc.
1,000,000	6.875%, 05/01/2015	685,000
		10,685,654
	Diversified Manufacturing - 2.29%
	Blount, Inc.
2,210,000	8.875%, 08/01/2012	2,055,300

	Machinary - 1.06%
	Altra Industrial Motion, Inc.
1,000,000	9.000%, 12/01/2011	950,000

	Machinery - 0.74%
	American Railcar Inds, Inc.
1,000,000	7.500%, 03/01/2014	665,000
	Total Industrials (Cost $17,151,197)	14,355,954

	Manufacturing - 0.22%
	Transportation Equipment - 0.22%
	Transdigm, Inc.
235,000	7.750%, 07/15/2014	193,875
	Total Manufacturing (Cost $234,148)	193,875

	Services - 0.81%
	Business Services - 0.81%
	Lamar Media Corp.
1,000,000	6.625%, 08/15/2015	727,500
	Total Services (Cost $954,826)	727,500

	TOTAL CORPORATE BONDS (Cost $90,866,923)	65,538,736

	SHORT TERM INVESTMENTS - 1.54%
	Investment Companies - 1.54%
183,218	AIM STIT-Treasury Portfolio	183,218
1,085,516	Fidelity Institutional Government Portfolio	1,085,516
111,212	SEI Daily Income Trust Treasury II Fund - Class B	111,212
	Total Investment Companies	1,379,946

	TOTAL SHORT TERM INVESTMENTS (Cost $1,379,946)	1,379,946

	Total Investments (Cost $119,188,647) - 97.62%	87,650,820
	Other Assets in Excess of Liabilities - 2.38%	2,136,393
	TOTAL NET ASSETS - 100.00%	$89,787,213

	Percentages are stated as a percent of net assets.

	(a) - Non Income Producing
	(b) - Fair valued security. The total value of this security amounted to $170,250 (0.19% of net assets) at December 31, 2008.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$119,188,647
	Gross unrealized appreciation	2,351,646
	Gross unrealized depreciation	(33,889,473)
	Net unrealized appreciation	$(31,537,827)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo International Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Ammonut		Fair Value
	COMMON STOCKS - 97.97%
	Austria - 0.91%
	Oil & Gas - 0.91%
5,000	OMV AG	$132,857
	Total Austria (Cost $244,616)	132,857

	Bermuda - 0.64%
	Capital Markets - 0.64%
6,500	Invesco Ltd.	93,860
	Total Bermuda (Cost $182,918)	93,860

	Brazil - 6.56%
	Diversified Financial Services - 1.34%
75,320	BM&F BOVESPS SA	194,437

	IT Services - 1.74%
23,000	Redecard SA	253,473

	Water Utilities - 3.48%
4,300	Companhia de Saneamento Basico do Estado de Sao Paulo - SABESP - ADR	104,103
50,000	Companhia de Saneamento de Minas Gerais - Copasa MG	403,302
		507,405
	Total Brazil (Cost $1,569,813)	955,315

	Cayman Islands - 0.85%
	Construction Materials - 0.85%
530,000	China Shanshui Cement Group (a)	123,726
	Total Cayman Islands (Cost $140,513)	123,726

	China - 10.17%
	Construction & Engineering - 0.22%
150,000	Baoye Group Co. Ltd.	31,662

	Employment Agencies - 0.48%
11,400	51job, Inc. - ADR (a)	70,224

	Food & Staples Retailing - 0.46%
13,200	China Nepstar Chain Drugstore Ltd. - ADR	66,660

	Food Products - 8.55%
745,498	Chaoda Modern Agriculture (Holdings) Ltd.	479,065
969,000	China Green (Holdings) Ltd.	767,003
		1,246,068
	Health Care Equipment & Supplies - 0.46%
3,700	Mindray Medical International LTD - ADR	66,600
	Total China (Cost $2,105,646)	1,481,214

	Denmark - 1.11%
	Electrical Equipment - 1.11%
2,750	Vestas Wind System A/S (a)	161,829
	Total Denmark (Cost $196,030)	161,829

	Finland - 0.60%
	Communications Equipment - 0.60%
5,600	Nokia Oyj - ADR	87,360
	Total Finland (Cost $157,200)	87,360

	France - 7.72%
	Automobiles - 0.26%
2,200	PSA Peugeot Citroen	37,613

	Food Products - 0.49%
700	Vilmorin & Cie	71,641

	Machinery - 1.25%
1,600	Vallourec SA	181,920

	Multi-Utilities - 0.87%
4,000	Veolia Environnement - ADR	126,840

	Software - 3.61%
8,500	Dassault Systemes S.A.	385,364
7,200	UbiSoft Entertainment SA (a)	141,261
		526,625
	Textiles, Apparel & Luxury Goods - 1.24%
2,700	LVMH Moet Hennessy Louis Vuitton SA	180,950
	Total France (Cost $2,033,218)	1,125,589

	Germany - 18.03%
	Chemicals - 5.28%
7,700	Bayer AG	446,939
3,000	Wachker Chemie AG	322,754
		769,693
	Electrical Equipment - 1.58%
6,900	SGL Carbon AG (a)	231,020

	Household Products - 2.16%
11,900	Henkel KGaA	314,312

	Industrial Conglomerates - 1.72%
3,300	Siemens AG - ADR	249,975

	Pharmaceuticals - 2.21%
3,600	Merck KGaA	322,107

	Software - 0.97%
3,900	SAP AG - ADR	141,258

	Textiles, Apparel & Luxury Goods - 4.11%
6,300	Adidas AG	239,711
1,800	Puma AG Rudolf Dassler Sport	359,665
		599,376
	Total Germany (Cost $3,993,112)	2,627,741

	Guernsey - 1.76%
	Software - 1.76%
14,000	Amdocs Ltd. (a)	256,060
	Total Guernsey (Cost $449,063)	256,060

	Hong Kong - 4.35%
	Health Care Equipment & Supplies - 0.24%
600,000	Mingyuan Medicare Development Co. Ltd.	35,499

	Hotels, Restaurants & Leisure - 0.17%
35,000	Fairwood Holdings LTD	24,689

	Industrial Conglomerates - 3.16%
1,140,000	Guangdong Investment Ltd.	461,052

	Real Estate - 0.46%
7,000	Cheung Kong (Holdings) Ltd.	66,778

	Textiles, Apparel & Luxury Goods - 0.32%
100,000	Anta Sports Products LTD	45,926
	Total Hong Kong (Cost $769,293)	633,944

	India - 1.97%
	Pharmaceuticals - 1.97%
29,300	Dr. Reddy's Laboratories Ltd. - ADR	287,140
	Total India (Cost $474,723)	287,140

	Israel - 2.60%
	Pharmaceuticals - 2.60%
8,900	Teva Pharmaceutical Industries Ltd. - ADR	378,873
	Total Israel (Cost $395,174)	378,873

	Japan - 2.47%
	Commercial Services & Supplies - 1.24%
3,500	SECOM CO., LTD.	180,609

	Electronic Equipment & Instruments - 1.23%
34,000	Nippon Electric Glass Co., Ltd.	179,472
	Total Japan (Cost $628,490)	360,081

	Luxembourg - 2.59%
	Energy Equipment & Services - 0.59%
4,100	Tenaris S.A. - ADR	86,018

	Wireless Telecommunication Services - 2.00%
6,500	Millicom International Cellular S.A.	291,915
	Total Luxembourg (Cost $646,714)	377,933

	Mexico - 1.89%
	Wireless Telecommunication Services - 1.89%
8,900	America Movil SAB de C.V. - ADR	275,811
	Total Mexico (Cost $462,703)	275,811

	Netherlands - 1.45%
	Diversified Financial Services - 0.52%
6,900	ING Groep N.V. - ADR	76,590

	Household Durables - 0.93%
6,800	Koninklijke (Royal) Philips Electronics N.V. - ADR	135,116
	Total Netherlands (Cost $607,234)	211,706

	Norway - 0.52%
	Commercial Services & Supplies - 0.52%
22,000	Tomra Systems ASA	75,352
	Total Norway (Cost $161,952)	75,352

	Republic of Korea (South) - 0.25%
	Wireless Telecommunication Services - 0.25%
2,000	SK Telecom Co., Ltd. - ADR (a)	36,360
	Total Republic of Korea (South) (Cost $61,242)	36,360

	Singapore - 2.97%
	Diversified Financial Services - 1.11%
15,500	Jardine Strategic Holdings Ltd. (a)	161,825

	Hotels Restaurants & Leisure - 0.96%
140,000	Mandarin Oriental International Ltd.	139,312

	Machinery - 0.90%
105,000	Hyflux Ltd.	131,290
	Total Singapore (Cost $737,950)	432,427

	Spain - 4.19%
	Computer Integrated Systems Design - 1.54%
15,354	Telvent GIT, S.A.	224,322

	Diversified Financial Services - 2.65%
14,700	Bolsas y Mercados Espanoles	386,106
	Total Spain (Cost $940,803)	610,428

	Sweden - 1.21%
	Communications Equipment - 1.15%
21,500	Telefonaktiebolaget LM Ericsson - ADR	167,915

	Credit Intermediation and Related Activities - 0.06%
1,400	Swedbank AB - ADR	7,860
	Total Sweden (Cost $370,765)	175,775

	Switzerland - 16.40%
	Capital Markets - 5.46%
2,000	Bank Sarasin & Cie AG	59,741
23,000	EFG International AG	411,010
8,400	Julius Baer Holding AG	325,562
		796,313
	Chemicals - 2.42%
9,000	Syngenta AG - ADR	352,260

	Food Products - 1.17%
4,300	Nestle SA	170,272

	Health Care Equipment & Supplies - 0.44%
500	Synthes, Inc.	63,403

	Industrial Conglomerates - 1.12%
4,000	Daetwyler Holding AG	163,610

	Management Consulting Services - 2.12%
20,600	ABB Ltd. - ADR	309,206

	Pharmaceuticals - 1.49%
1,000	Acino Holding AG	217,582

	Textiles, Apparel & Luxury Goods - 2.18%
2,250	Swatch Group AG	317,334
	Total Switzerland (Cost $3,028,369)	2,389,980

	Taiwan - 1.33%
	Semiconductor & Semiconductor Equipment - 1.33%
24,506	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	193,597
	Total Taiwan (Cost $237,474)	193,597

	United Kingdom - 5.43%
	Beverages - 2.72%
7,000	Diageo plc - ADR	397,180

	Commercial Services & Supplies - 0.61%
14,000	Experian Group Ltd.	88,270

	Food Products - 0.08%
320	Cadbury PLC - ADR	11,414

	Health Care Equipment & Supplies - 0.60%
2,700	Smith & Nephew plc - ADR	87,210

	Software - 1.42%
3,600	NDS Group plc - ADR (a)	206,424
	Total United Kingdom (Cost $1,039,763)	790,498

	TOTAL COMMON STOCKS (Cost $21,634,778)	14,275,456

	PREFERRED STOCKS - 2.22%
	Brazil - 2.22%
	Beverages - 0.58%
1,900	Companhia de Bebidas das Americas (AMBEV), ADR	84,189
	Oil & Gas - 1.64%
11,700	Petroleo Brasileiro S.A. - ADR	238,797
	Total Brazil (Cost $436,747)	322,986

	TOTAL PREFERRED STOCKS (Cost $436,747)	322,986

	SHORT TERM INVESTMENTS - 2.52%
	Investment Companies - 2.52%
39,205	AIM STIT-Treasury Portfolio	39,205
310,643	Fidelity Institutional Government Portfolio	310,643
17,500	SEI Daily Income Trust Treasury II Fund - Class B	17,500
	Total Investment Companies	367,348

	TOTAL SHORT TERM INVESTMENTS (Cost $367,348)	367,348

	Total Investments (Cost $22,438,873) - 102.71%	14,965,790
	Liabilities in Excess of Other Assets - (2.71)%	(394,197)
	TOTAL NET ASSETS - 100.00%	$14,571,593

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$22,438,873
	Gross unrealized appreciation	356,420
	Gross unrealized depreciation	(7,829,503)
	Net unrealized appreciation	$(7,473,083)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo China Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Ammonut			Fair Value
	COMMON STOCKS - 99.10%
	Consumer Discretionary - 5.24%
	Automobiles - 1.92%
1,377,894	Chongqing Changan Automobile Co., Ltd. (a)(b)		$283,750

	Distributors - 0.27%
65,000	Goldin Properties Holdings Ltd. (a)		39,618

	Media - 3.05%
10,034,000	HC International, Inc. (a)		450,775

	Textiles, Apparel & Luxury Goods - 0.00%
25,768,000	Tack Fat Group International Ltd. (a)(b)		0
	Total Consumer Discretionary (Cost $5,678,009)		774,143

	Consumer Staples - 0.73%
	Food Products - 0.73%
135,000	China Green (Holdings) Ltd.		107,971
	Total Consumer Staples (Cost $69,692)		107,971

	Energy - 18.00%
	Coal & Consumable Fuels - 5.20%
358,500	China Shenhua Energy Co.		768,573

	Oil & Gas - 12.80%
712,000	China Petroleum & Chemical Corp. - Class H		437,640
840,000	CNOOC Ltd.		798,987
736,000	PetroChina Company Ltd.		654,052
			1,890,679
	Total Energy (Cost $3,330,775)		2,659,252

	Financials - 1.55%
	Insurance - 1.55%
46,500	Ping An Insurance (Group) Co. of China Ltd. - Class H		228,516
	Total Financials (Cost $201,118)		228,516

	Health Care - 8.39%
	Health Care Equipment & Supplies - 4.51%
4,899,815	Golden Meditech Company Ltd. (a)		666,626

	Pharmaceuticals - 3.88%
7,022,000	Hua Han Bio-Pharmaceutical Holdings Ltd. - Class H		572,290
	Total Health Care (Cost $3,751,105)		1,238,916

	Industrials - 16.20%
	Airlines - 4.25%
3,723,000	China Southern Airline Co. Ltd. - Class H (a)		628,606

	Commercial Services & Supplies - 0.93%
5,320,000	Jolimark Holdings Ltd.		137,287

	Construction & Engineering - 0.89%
88,000	China Railway Construction Corp. Ltd. - Class H (a)		131,746

	Machinery - 3.35%
910,794	China International Marine Containers (Group) Co. Ltd. (a)		494,870

	Road & Rail - 3.36%
3,250,350	China Shipping Container Lines Company Ltd. - Class H		495,701

	Transportation Infrastructure - 3.42%
1,392,000	Anhui Expressway Co.		505,433
	Total Industrials (Cost $4,019,113)		2,393,643

	Information Technology - 7.48%
	Electronic Equipment & Instruments - 5.08%
4,902,000	Kwang Sung Electronics H.K. (b)		750,145

	Internet Software & Services - 0.06%
594,000	China Lotsynergy Holdings Ltd. (a)		9,616

	Software - 2.34%
300,000	CDC Corporation (a)		345,000
	Total Information Technology (Cost $2,184,975)		1,104,761

	Materials - 10.48%
	Construction Materials - 2.64%
84,000	Anhui Conch Cement Co. Ltd. (a)		390,665

	Metals & Mining - 7.84%
1,036,000	Aluminum Corporation Of China Ltd.		558,558
423,000	Jiangxi Copper Company Ltd. - Class H		314,349
382,000	Yanzhou Coal Mining Company Ltd. - Class H		284,698
			1,157,605
	Total Materials (Cost $1,646,260)		1,548,270

	Telecommunication Services - 15.70%
	Diversified Telecommunication Services - 4.15%
1,622,000	China Telecom Corp. Ltd. - Class H		613,177

	Wireless Telecommunication Services - 11.55%
112,000	China Mobile Ltd.		1,136,365
468,000	China Unicom Ltd.		569,098
			1,705,463
	Total Telecommunication Services (Cost $2,769,424)		2,318,640

	Utilities - 15.33%
	Electric Utilities - 15.33%
1,588,000	Datang International Power Generation Company Ltd. - Class H		847,543
2,386,000	Huadian Power International Corp. Ltd. - Class H		573,504
1,158,000	Huaneng Power International, Inc. - Class H		843,807
			2,264,854
	Total Utilities (Cost $2,527,642)		2,264,854

	TOTAL COMMON STOCKS (Cost $26,178,113)		14,638,966

	WARRANTS - 0.00%
	Matsunichi Comm. Warrants (b)
19,500	Expiration: July, 2010, Excercise Price: $6.000		0

	TOTAL WARRANTS (Cost $0)		0

	SHORT TERM INVESTMENTS - 2.32%
	Investment Companies -2.32%
8,492	AIM STIT-Treasury Portfolio		8,492
317,242	Fidelity Institutional Government Portfolio		317,242
16,730	SEI Daily Income Trust Treasury II Fund - Class B		16,730
	Total Investment Companies		342,464

	TOTAL SHORT TERM INVESTMENTS (Cost $342,464)		342,464

	Total Investments (Cost $26,520,577) - 101.42%		14,981,430
	Liabilities in Excess of Other Assets - (1.42)%		(209,443)
	TOTAL NET ASSETS - 100.00%		$14,771,987

	Percentages are stated as a percent of net assets.

	(a) - Non Income Producing
	(b) - Fair Valued Security. The total value of these securities amounted to $1,033,895 (7.00% of net assets) at December 31, 2008.

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$ 26,520,577
	Gross unrealized appreciation	508,502
	Gross unrealized depreciation	(12,047,649)
	Net unrealized appreciation	$ (11,539,147)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

	As of December 31, 2008, the country diversification was as follows:
		Fair Value	Percentage

	China	$ 10,172,590	68.86%
	Hong Kong	4,466,376	30.24%
	Total Common Stock	14,638,966	99.10%
	Total Short Term Investment	342,464	2.32%
	Total Investments	14,981,430	101.42%
	Other Assets in Excess of Liabilities	-209,443	-1.42%
	TOTAL NET ASSETS	$ 14,771,987	100.00%

Buffalo Large Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Ammonut		Fair Value
	COMMON STOCKS - 98.10%
	Consumer Discretionary - 10.35%
	Internet & Catalog Retail - 3.64%
57,500	eBay Inc. (a)	$802,700

	Media - 6.71%
34,750	Viacom Inc. - Class B (a)	662,335
36,000	The Walt Disney Co.	816,840
		1,479,175
	Total Consumer Discretionary (Cost $4,021,397)	2,281,875

	Consumer Staples - 10.20%
	Beverages - 2.26%
9,100	PepsiCo, Inc.	498,407

	Food & Staples Retailing - 7.94%
4,800	Costco Wholesale Corp.	252,000
40,000	Walgreen Co.	986,800
54,400	Whole Foods Market, Inc.	513,536
		1,752,336
	Total Consumer Staples (Cost $3,624,074)	2,250,743

	Financials - 11.55%
	Commercial Banks - 3.31%
14,000	Northern Trust Corp.	729,960

	Diversified Financial Services - 8.24%
25,200	American Express Co.	467,460
8,600	Franklin Resources, Inc.	548,508
22,600	T. Rowe Price Group, Inc.	800,944
		1,816,912
	Total Financials (Cost $2,889,883)	2,546,872

	Health Care - 28.63%
	Biotechnology - 3.89%
16,800	Gilead Sciences, Inc. (a)	859,152

	Health Care Equipment & Supplies - 5.70%
7,150	Becton, Dickinson and Co.	488,988
21,200	Covidien Ltd. (b)	768,288
		1,257,276
	Pharmaceuticals - 19.04%
16,300	Bayer AG - ADR (b)	937,806
22,100	Merck & Co. Inc.	671,840
80,800	Schering-Plough Corp.	1,376,024
27,100	Shire Pharmaceuticals PLC - ADR (b)	1,213,538
		4,199,208
	Total Health Care (Cost $6,259,575)	6,315,636

	Industrials - 8.39%
	Air Freight & Logistics - 4.91%
16,900	FedEx Corp.	1,084,135

	Commercial Services & Supplies - 3.48%
19,500	Automatic Data Processing, Inc.	767,130
	Total Industrials (Cost $1,089,346)	1,851,265

	Information Technology - 28.98%
	Communications Equipment - 6.60%
49,200	Cisco Systems, Inc. (a)	801,960
68,500	Corning, Inc.	652,805
		1,454,765
	Computers & Peripherals - 2.56%
40,500	NetApp, Inc. (a)	565,785

	Internet Software & Services - 1.48%
26,700	Yahoo!, Inc. (a)	325,740

	Semiconductor & Semiconductor Equipment - 14.03%
68,600	Applied Materials, Inc.	694,918
47,800	Broadcom Corp. - Class A (a)	811,166
65,100	Intel Corp.	954,366
40,900	Texas Instruments, Inc.	634,768
		3,095,218
	Software - 4.31%
31,700	Electronic Arts Inc. (a)	508,468
22,800	Microsoft Corp.	443,232
		951,700
	Total Information Technology (Cost $10,272,402)	6,393,208

	TOTAL COMMON STOCKS (Cost $28,156,677)	21,639,599

	SHORT TERM INVESTMENTS - 2.36%
	Investment Companies - 2.36%
39,454	AIM STIT-Treasury Portfolio	39,454
474,539	Fidelity Institutional Government Portfolio	474,539
5,810	SEI Daily Income Trust Treasury II Fund - Class B	5,810
	Total Investment Companies	519,803

	TOTAL SHORT TERM INVESTMENTS (Cost $519,803)	519,803

	Total Investments (Cost $28,676,480) - 100.46%	22,159,402
	Liabilities in Excess of Other Assets - (0.46)%	(100,852)
	TOTAL NET ASSETS - 100.00%	$22,058,550

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Foreign Issued Security

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$28,676,480
	Gross unrealized appreciation	2,211,761
	Gross unrealized depreciation	(8,728,839)
	Net unrealized appreciation	$(6,517,078)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Micro Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 98.52%
	Consumer Discretionary - 12.35%
	Hotels Restaurants & Leisure - 5.33%
97,226	McCormick & Schmick's Seafood Restaurants, Inc. (a)	$390,848
15,400	Steiner Leisure Ltd. (a)(b)	454,608
		845,456
	Internet & Catalog Retail - 1.95%
108,500	Coldwater Creek, Inc. (a)	309,225

	Specialty Retail - 1.75%
77,600	A.C. Moore Arts & Crafts, Inc. (a)	108,640
83,850	Cache, Inc. (a)	169,377
		278,017
	Textiles, Apparel & Luxury Goods - 3.32%
106,039	The Dixie Group, Inc. (a)	162,240
41,400	Oxford Industries, Inc.	363,078
		525,318
	Total Consumer Discretionary (Cost $6,595,113)	1,958,016

	Consumer Staples - 1.99%
	Food Products - 1.99%
46,300	Smart Balance, Inc. (a)	314,840
	Total Consumer Staples (Cost $269,578)	314,840

	Financials - 18.09%
	Capital Markets - 5.96%
48,600	Sanders Morris Harris Group, Inc.	291,114
10,000	Stifel Financial Corp. (a)	458,500
41,400	Thomas Weisel Partners Group, Inc. (a)	195,408
		945,022
	Commercial Banks - 4.04%
33,900	Boston Private Financial Holdings, Inc.	231,876
12,600	PrivateBancorp, Inc.	408,996
		640,872
	Diversified Financial Services - 8.09%
29,700	Cohen & Steers, Inc.	326,403
117,100	MarketAxess Holdings, Inc. (a)	955,536
		1,281,939
	Total Financials (Cost $4,317,559)	2,867,833

	Health Care - 16.98%
	Health Care Equipment & Supplies - 10.14%
84,500	Align Technology, Inc. (a)	739,375
16,025	Meridian Bioscience, Inc.	408,157
51,800	Orthovita, Inc. (a)	175,602
169,900	Remedent, Inc. (a)	118,930
101,800	Trinity Biotech Plc - ADR (a)(b)	165,934
		1,607,998
	Health Care Providers & Services - 6.01%
11,600	ICON PLC - ADR (a)(b)	228,404
12,900	MWI Veterinary Supply, Inc. (a)	347,784
44,300	Virtual Radiologic Corp. (a)	375,664
		951,852
	Pharmaceuticals - 0.83%
143,900	Bioform Medical, Inc. (a)	130,949
	Total Health Care (Cost $4,163,904)	2,690,799

	Industrials - 15.14%
	Commercial Services & Supplies - 15.14%
11,500	Capella Education Company (a)	675,740
10,600	Exponent, Inc. (a)	318,848
33,200	Heidrick & Struggles International, Inc.	715,128
40,200	Universal Technical Institute, Inc. (a)	690,234
		2,399,950
	Total Industrials (Cost $2,324,410)	2,399,950

	Information Technology - 32.47%
	Communications Equipment - 2.14%
50,700	Ciena Corp. (a)	339,690

	Computers & Peripherals - 3.84%
21,792	Rimage Corp. (a)	292,231
29,500	Stratasys, Inc. (a)	317,125
		609,356
	Electronic Equipment & Instruments - 5.05%
43,600	DTS, Inc. (a)	800,060

	Internet Software & Services - 9.46%
75,100	DivX, Inc. (a)	392,773
123,000	Internap Network Services Corp. (a)	307,500
59,100	The Knot, Inc. (a)	491,712
45,050	LoopNet, Inc. (a)	307,241
		1,499,226
	Professional, Scientific, and Technical Services - 4.44%
70,300	Deltek, Inc. (a)	326,192
65,600	PROS Holdings, Inc. (a)	377,200
		703,392
	Semiconductor & Semiconductor Equipment - 1.91%
11,600	Cabot Microelectronics Corp. (a)	302,412

	Software - 5.63%
59,700	Double-Take Software Inc. (a)	535,509
39,300	Monotype Imaging Holdings Inc. (a)	227,940
89,000	PDF Solutions, Inc. (a)	128,160
		891,609
	Total Information Technology (Cost $9,742,630)	5,145,745

	Materials - 1.50%
	Chemicals - 1.50%
36,200	Landec Corp. (a)	238,196
	Total Materials (Cost $257,963)	238,196

	TOTAL COMMON STOCKS (Cost $27,671,157)	15,615,379

	SHORT TERM INVESTMENTS - 1.01%
	Investment Companies - 1.01%
37,938	AIM STIT-Treasury Portfolio	37,938
57,413	Fidelity Institutional Government Portfolio	57,413
63,575	SEI Daily Income Trust Treasury II Fund - Class B	63,575
	Total Investment Companies	158,926

	TOTAL SHORT TERM INVESTMENTS (Cost $158,926)	158,926

	Total Investments (Cost $27,830,083) - 99.53%	15,774,305
	Other Assets in Excess of Liabilities - 0.47%	75,231
	TOTAL NET ASSETS - 100.00%	$15,849,536

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$27,830,083
	Gross unrealized appreciation	1,646,968
	Gross unrealized depreciation	(13,702,746)
	Net unrealized appreciation	$(12,055,778)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Mid Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 99.34%
	Consumer Discretionary - 25.93%
	Auto Components - 3.95%
134,300	Autoliv, Inc.	$2,882,078
550,800	Gentex Corp.	4,863,564
		7,745,642
	Hotels Restaurants & Leisure - 4.87%
88,600	Chipotle Mexican Grill, Inc. (a)	5,075,894
171,575	Life Time Fitness, Inc. (a)	2,221,896
164,900	Royal Caribbean Cruises Ltd. (b)	2,267,375
		9,565,165
	Media - 1.84%
146,375	Interactive Data Corp.	3,609,608

	Specialty Retail - 10.96%
187,600	Abercrombie & Fitch Co. - Class A	4,327,932
1,603,000	Chico's FAS, Inc. (a)	6,700,540
280,000	PETsMART, Inc.	5,166,000
145,000	Tiffany & Co.	3,426,350
126,100	Urban Outfitters, Inc. (a)	1,888,978
		21,509,800
	Textiles, Apparel & Luxury Goods - 4.31%
73,200	Mohawk Industries, Inc. (a)	3,145,404
117,100	Polo Ralph Lauren Corp.	5,317,511
		8,462,915
	Total Consumer Discretionary (Cost $91,996,721)	50,893,130

	Consumer Staples - 1.41%
	Food & Staples Retailing - 1.41%
293,800	Whole Foods Market, Inc.	2,773,472
	Total Consumer Staples (Cost $11,900,279)	2,773,472

	Financials - 7.24%
	Diversified Financial Services - 7.24%
340,100	Janus Capital Group, Inc.	2,731,003
172,600	Morningstar, Inc. (a)	6,127,300
150,900	T. Rowe Price Group, Inc.	5,347,896
		14,206,199
	Total Financials (Cost $16,668,665)	14,206,199

	Health Care - 19.30%
	Biotechnology - 1.84%
333,100	Amylin Pharmaceuticals, Inc. (a)	3,614,135

	Health Care Equipment & Supplies - 5.46%
160,800	Dentsply International, Inc.	4,540,992
199,200	Qiagen N.V. (a)(b)	3,497,952
63,300	Sigma-Aldrich Corp.	2,673,792
		10,712,736
	Health Care Providers & Services - 5.89%
116,800	Charles River Laboratories International, Inc. (a)	3,060,160
293,000	Pharmaceutical Product Development, Inc.	8,499,930
		11,560,090
	Pharmaceuticals - 6.11%
366,600	Medicis Pharmaceutical Corp. - Class A	5,095,740
154,100	Shire PLC - ADR (b)	6,900,598
		11,996,338
	Total Health Care (Cost $45,049,670)	37,883,299

	Industrials - 19.67%
	Commercial Services & Supplies - 19.67%
402,000	Career Education Corp. (a)	7,211,880
97,000	DeVry, Inc.	5,568,770
138,400	Hewitt Associates, Inc. - Class A (a)	3,927,792
239,450	Iron Mountain, Inc. (a)	5,921,598
131,500	ITT Educational Services, Inc. (a)	12,489,870
288,300	Monster Worldwide, Inc. (a)	3,485,547
		38,605,457
	Total Industrials (Cost $35,625,336)	38,605,457

	Information Technology - 21.45%
	Computers & Peripherals - 1.45%
203,600	NetApp, Inc. (a)	2,844,292

	Electronic Equipment & Instruments - 3.19%
105,300	Dolby Laboratories, Inc. - Class A (a)	3,449,628
416,100	Jabil Circuit, Inc.	2,808,675
		6,258,303
	Internet Software & Services - 4.14%
296,700	Akamai Technologies, Inc. (a)	4,477,203
307,000	DealerTrack Holdings Inc. (a)	3,650,230
		8,127,433
	IT Services - 1.67%
90,000	Fiserv, Inc. (a)	3,273,300

	Semiconductor & Semiconductor Equipment - 4.81%
242,500	KLA-Tencor Corp.	5,284,075
414,300	National Semiconductor Corp.	4,172,001
		9,456,076
	Software - 6.19%
140,800	Citrix Systems, Inc. (a)	3,318,656
115,000	F5 Networks, Inc. (a)	2,628,900
469,500	Red Hat, Inc. (a)	6,206,790
		12,154,346
	Total Information Technology (Cost $64,038,750)	42,113,750

	Telecommunication Services - 4.34%
	Diversified Telecommunication Services - 4.34%
445,000	NeuStar, Inc. (a)	8,512,850
	Total Telecommunication Services (Cost $11,808,365)	8,512,850

	TOTAL COMMON STOCKS (Cost $277,087,786)	194,988,157

	SHORT TERM INVESTMENTS - 0.97%
	Investment Companies - 0.97%
50,000	AIM STIT-Treasury Portfolio	50,000
1,809,885	Fidelity Institutional Government Portfolio	1,809,885
50,000	SEI Daily Income Trust Treasury II Fund - Class B	50,000
	Total Investment Companies	1,909,885

	TOTAL SHORT TERM INVESTMENTS (Cost $1,909,885)	1,909,885

	Total Investments (Cost $278,997,671) - 100.31%	196,898,042
	Liabilities in Excess of Other Assets - (0.31)%	(615,408)
	TOTAL NET ASSETS - 100.00%	$196,282,634

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	PLC - Public Limited Company
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$278,997,671
	Gross unrealized appreciation	18,555,266
	Gross unrealized depreciation	(100,654,895)
	Net unrealized appreciation	$(82,099,629)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Science & Technology Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 97.49%
	Consumer Discretionary - 3.85%
	Auto Components - 1.40%
153,600	Gentex Corp.	$1,356,288

	Internet & Catalog Retail - 2.45%
169,200	eBay Inc. (a)	2,362,032
	Total Consumer Discretionary (Cost $7,783,753)	3,718,320

	Health Care - 35.06%
	Biotechnology - 3.99%
163,700	Amylin Pharmaceuticals, Inc. (a)	1,776,145
21,600	Gilead Sciences, Inc. (a)	1,104,624
49,000	Sequenom, Inc. (a)	972,160
		3,852,929
	Health Care Equipment & Supplies - 14.62%
370,400	Align Technology, Inc. (a)	3,241,000
108,400	American Medical Systems Holdings, Inc. (a)	974,516
14,900	Becton, Dickinson & Co.	1,019,011
31,750	Covidien Ltd. (b)	1,150,620
38,200	Dentsply International, Inc.	1,078,768
88,100	Mentor Corp.	2,724,933
331,665	Orthovita, Inc. (a)	1,124,344
74,000	Qiagen N.V. (a)(b)	1,299,440
241,200	Trinity Biotech Plc - ADR (a)(b)	393,156
32,200	Varian Medical Systems, Inc. (a)	1,128,288
		14,134,076
	Health Care Providers & Services - 6.37%
24,000	athenahealth Inc. (a)	902,880
37,800	Charles River Laboratories International, Inc. (a)	990,360
25,200	Covance, Inc. (a)	1,159,956
107,000	Pharmaceutical Product Development, Inc.	3,104,070
		6,157,266
	Pharmaceuticals - 10.08%
26,000	Bayer AG - ADR (b)	1,495,887
376,000	Bioform Medical, Inc. (a)	342,160
174,900	Medicis Pharmaceutical Corp. - Class A	2,431,110
34,300	Merck & Co. Inc.	1,042,720
147,900	Schering-Plough Corp.	2,518,737
42,800	Shire Pharmaceuticals Group PLC - ADR (b)	1,916,584
		9,747,198
	Total Health Care (Cost $42,679,342)	33,891,469

	Industrials - 1.07%
	Machinery - 1.07%
97,700	Chart Industries, Inc. (a)	1,038,551
	Total Industrials (Cost $1,520,888)	1,038,551

	Information Technology - 55.83%
	Communications Equipment - 10.46%
129,000	Adtran, Inc.	1,919,520
183,700	Ciena Corp. (a)	1,230,790
156,700	Cisco Systems, Inc. (a)	2,554,210
206,900	Corning, Inc.	1,971,757
72,600	Nokia Oyj - ADR (b)	1,132,560
36,200	QUALCOMM Inc.	1,297,046
		10,105,883
	Computers & Peripherals - 4.72%
185,300	EMC Corp. (a)	1,940,091
187,600	NetApp, Inc. (a)	2,620,772
		4,560,863
	Electronic Equipment & Instruments - 3.71%
33,600	Dolby Laboratories, Inc. - Class A (a)	1,100,736
159,500	Jabil Circuit, Inc.	1,076,625
57,850	National Instruments Corp.	1,409,226
		3,586,587
	Internet Software & Services - 4.09%
136,400	Akamai Technologies, Inc. (a)	2,058,276
155,100	Yahoo!, Inc. (a)	1,892,220
		3,950,496
	IT Services - 1.79%
47,600	Fiserv, Inc. (a)	1,731,212

	Semiconductor & Semiconductor Equipment - 21.86%
125,700	Applied Materials, Inc.	1,273,341
150,100	Broadcom Corp. - Class A (a)	2,547,197
74,000	Cabot Microelectronics Corp. (a)	1,929,180
70,300	Cree, Inc. (a)	1,115,661
89,485	FormFactor Inc. (a)	1,306,481
93,150	Intel Corp.	1,365,579
236,350	Maxim Integrated Products, Inc.	2,699,117
172,300	MKS Instruments, Inc. (a)	2,548,317
147,600	SanDisk Corp. (a)	1,416,960
286,600	Semtech Corp. (a)	3,229,982
109,300	Texas Instruments, Inc.	1,696,336
		21,128,151
	Software - 9.20%
72,200	Citrix Systems, Inc. (a)	1,701,754
58,700	Electronic Arts Inc. (a)	941,548
83,800	F5 Networks, Inc. (a)	1,915,668
115,207	Manhattan Associates, Inc. (a)	1,821,423
190,300	Red Hat, Inc. (a)	2,515,766
		8,896,159
	Total Information Technology (Cost $76,557,497)	53,959,351

	Telecommunication Services - 1.68%
	Diversified Telecommunication Services - 1.68%
85,100	NeuStar, Inc. (a)	1,627,963
	Total Telecommunication Services (Cost $2,291,592)	1,627,963

	TOTAL COMMON STOCKS (Cost $130,833,072)	94,235,654

	SHORT TERM INVESTMENTS - 2.60%
	Investment Companies - 2.60%
324,656	AIM STIT-Treasury Portfolio	324,656
1,941,232	Fidelity Institutional Government Portfolio	1,941,232
245,354	SEI Daily Income Trust Treasury II Fund - Class B	245,354
	Total Investment Companies	2,511,242

	TOTAL SHORT TERM INVESTMENTS (Cost $2,511,242)	2,511,242

	Total Investments (Cost $133,344,314) - 100.09%	96,746,896
	Liabilities in Excess of Other Assets - (0.09)%	(89,492)
	TOTAL NET ASSETS - 100.00%	$96,657,404

	Percentages are stated as a percent of net assets.

	ADR - American Depositary Receipt
	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$133,344,314
	Gross unrealized appreciation	4,001,475
	Gross unrealized depreciation	(40,598,893)
	Net unrealized appreciation	$(36,597,418)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo Small Cap Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 94.86%
	Consumer Discretionary - 20.79%
	Auto Components - 1.31%
1,767,964	Gentex Corp.	$15,611,122

	Hotels Restaurants & Leisure - 9.40%
1,695,594	Ameristar Casinos, Inc.	14,649,932
872,250	Life Time Fitness, Inc. (a)	11,295,638
1,811,700	P.F. Chang's China Bistro, Inc. (a)	37,936,998
925,150	Panera Bread Co. (a)	48,329,836
		112,212,404
	Household Durables - 0.02%
12,600	Ethan Allen Interiors, Inc.	181,062

	Internet & Catalog Retail - 1.85%
7,744,200	Coldwater Creek, Inc. (a)	22,070,970

	Leisure Equipment & Products - 5.21%
4,700	Brunswick Corp.	19,787
564,100	Winnebago Industries, Inc.	3,401,523
2,183,925	WMS Industries, Inc. (a)	58,747,582
		62,168,892
	Media - 0.99%
2,154,100	Lions Gate Entertainment Corp. (a)(b)	11,847,550

	Specialty Retail - 1.23%
2,622,900	Christopher & Banks Corp.	14,688,240

	Textiles, Apparel & Luxury Goods - 0.78%
1,059,625	Oxford Industries, Inc.	9,292,911
	Total Consumer Discretionary (Cost $416,745,988)	248,073,151

	Financials - 6.48%
	Capital Markets - 2.99%
2,307,850	Waddell & Reed Financial, Inc. - Class A	35,679,361

	Commercial Banks - 2.27%
1,346,300	Boston Private Financial Holdings, Inc.	9,208,692
550,935	PrivateBancorp, Inc.	17,883,350
		27,092,042
	Diversified Financial Services - 1.22%
1,786,706	MarketAxess Holdings, Inc. (a)	14,579,521
	Total Financials (Cost $97,226,098)	77,350,924

	Health Care - 20.48%
	Biotechnology - 1.41%
1,545,950	Amylin Pharmaceuticals, Inc. (a)	16,773,557

	Health Care Equipment & Supplies - 8.43%
4,570,125	Align Technology, Inc. (a)	39,988,594
2,380,260	American Medical Systems Holdings, Inc. (a)	21,398,537
715,500	Mentor Corp.	22,130,415
837,750	Wright Medical Group, Inc. (a)	17,115,233
		100,632,779
	Health Care Providers & Services - 7.30%
611,075	Charles River Laboratories International, Inc. (a)	16,010,165
119,200	Covance, Inc. (a)	5,486,776
1,375,056	Pharmaceutical Product Development, Inc.	39,890,375
1,365,000	PSS World Medical, Inc. (a)	25,689,300
		87,076,616
	Health Care Technology - 1.47%
1,771,600	Allscripts Healthcare Solutions, Inc.	17,574,272

	Pharmaceuticals - 1.87%
1,601,600	Medicis Pharmaceutical Corp. - Class A	22,262,240
	Total Health Care (Cost $279,149,835)	244,319,464

	Industrials - 21.58%
	Commercial Services & Supplies - 21.58%
4,429,065	Corinthian Colleges, Inc. (a)	72,503,794
586,483	DeVry, Inc.	33,669,989
1,323,100	FirstService Corp. (a)(b)	17,306,148
1,264,700	Heidrick & Struggles International, Inc.	27,241,638
636,900	ITT Educational Services, Inc. (a)	60,492,762
2,058,600	Korn/Ferry International (a)	23,509,212
1,430,050	Navigant Consulting, Inc. (a)	22,694,894
		257,418,437
	Total Industrials (Cost $208,287,816)	257,418,437

	Information Technology - 23.50%
	Communications Equipment - 1.76%
1,406,808	Adtran, Inc.	20,933,303

	Electronic Equipment & Instruments - 4.19%
795,192	Dolby Laboratories, Inc. - Class A (a)	26,050,490
982,275	National Instruments Corp.	23,928,219
		49,978,709
	Internet Software & Services - 2.43%
2,767,000	Internap Network Services Corp. (a)	6,917,500
1,893,100	The Knot, Inc. (a)	15,750,592
926,200	LoopNet, Inc. (a)	6,316,684
		28,984,776
	Semiconductor & Semiconductor Equipment - 12.27%
969,642	Cabot Microelectronics Corp. (a)	25,278,567
1,311,900	Cree, Inc. (a)	20,819,853
1,488,450	Fairchild Semiconductor International, Inc. (a)	7,278,520
1,878,100	FormFactor, Inc. (a)	27,420,260
2,294,868	MKS Instruments, Inc. (a)	33,941,098
2,812,800	Semtech Corp. (a)	31,700,256
		146,438,554
	Software - 2.85%
594,200	F5 Networks, Inc. (a)	13,583,412
1,291,600	Manhattan Associates, Inc. (a)	20,420,196
		34,003,608
	Total Information Technology (Cost $399,122,609)	280,338,950

	Telecommunication Services - 2.03%
	Diversified Telecommunication Services - 2.03%
1,266,200	NeuStar, Inc. (a)	24,222,406
	Total Telecommunication Services (Cost $26,971,546)	24,222,406

	TOTAL COMMON STOCKS (Cost $1,427,503,892)	1,131,723,332

	PREFERRED STOCKS - 0.11%
	Financials - 0.11%
	Real Estate Management & Development - 0.11%
96,700	Firstservice Corp. (b)	1,353,800
	Total Financials (Cost $1,738,105)	1,353,800

	TOTAL PREFERRED STOCKS (Cost $1,738,105)	1,353,800

	SHORT TERM INVESTMENTS - 4.75%
	Investment Companies - 4.75%
20,000,000	AIM STIT-Treasury Portfolio	20,000,000
31,667,947	Fidelity Institutional Government Portfolio	31,667,947
5,000,000	SEI Daily Income Trust Treasury II Fund - Class B	5,000,000
	Total Investment Companies	56,667,947

	TOTAL SHORT TERM INVESTMENTS (Cost $56,667,947)	56,667,947

	Total Investments (Cost $1,485,909,944) - 99.72%	1,189,745,079
	Other Assets in Excess of Liabilities - 0.28%	3,373,398
	TOTAL NET ASSETS - 100.00%	$1,193,118,477

	Percentages are stated as a percent of net assets.

	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$1,485,909,944
	Gross unrealized appreciation	183,870,309
	Gross unrealized depreciation	(480,035,174)
	Net unrealized appreciation	$(296,164,865)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Buffalo USA Global Fund
Schedule of Investments
December 31, 2008 (Unaudited)

Shares or
Face Amount		Fair Value
	COMMON STOCKS - 97.85%
	Consumer Discretionary - 12.88%
	Auto Components - 3.50%
161,900	Gentex Corp.	$1,429,577
68,500	Johnson Controls, Inc.	1,243,960
		2,673,537
	Hotels Restaurants & Leisure - 7.32%
65,900	Carnival Corp. (b)	1,602,688
38,300	McDonald's Corp.	2,381,877
50,900	Yum! Brands, Inc.	1,603,350
		5,587,915
	Internet & Catalog Retail - 2.06%
112,500	eBay Inc. (a)	1,570,500
	Total Consumer Discretionary (Cost $12,344,864)	9,831,952

	Consumer Staples - 8.90%
	Beverages - 1.97%
33,300	The Coca-Cola Co.	1,507,491

	Household Products - 6.93%
27,000	Colgate-Palmolive Co.	1,850,580
25,000	Kimberly-Clark Corp.	1,318,500
34,315	Procter & Gamble Co.	2,121,353
		5,290,433
	Total Consumer Staples (Cost $5,594,143)	6,797,924

	Energy - 2.81%
	Energy Equipment & Services - 2.81%
50,700	Schlumberger Ltd. (b)	2,146,131
	Total Energy (Cost $4,553,261)	2,146,131

	Health Care - 15.71%
	Health Care Equipment & Supplies - 9.12%
25,200	Baxter International, Inc.	1,350,468
54,000	Dentsply International, Inc.	1,524,960
51,500	Mentor Corp.	1,592,895
32,600	Sigma-Aldrich Corp.	1,377,024
31,800	Varian Medical Systems, Inc. (a)	1,114,272
		6,959,619
	Health Care Providers & Services - 2.45%
64,500	Pharmaceutical Product Development, Inc.	1,871,145

	Pharmaceuticals - 4.14%
31,900	Abbott Laboratories	1,702,503
24,400	Johnson & Johnson	1,459,852
		3,162,355
	Total Health Care (Cost $9,942,718)	11,993,119

	Industrials - 18.94%
	Aerospace & Defense - 1.86%
33,300	The Boeing Co.	1,420,911

	Air Freight & Logistics - 2.02%
27,900	United Parcel Service, Inc.	1,538,964

	Commercial Services & Supplies - 4.91%
59,500	Brady Corp.	1,425,025
65,100	Heidrick & Struggles International, Inc.	1,402,254
23,400	Snap-on Inc.	921,492
		3,748,771
	Construction & Engineering - 2.76%
47,000	Fluor Corp.	2,108,890

	Electrical Equipment - 2.03%
42,400	Emerson Electric Co.	1,552,264

	Industrial Conglomerates - 2.31%
30,700	3M Co.	1,766,478

	Machinery - 3.05%
104,300	Chart Industries, Inc. (a)	1,108,709
53,300	Joy Global Inc.	1,220,037
		2,328,746
	Total Industrials (Cost $21,293,102)	14,465,024

	Information Technology - 35.42%
	Communications Equipment - 4.32%
136,800	Cisco Systems, Inc. (a)	2,229,840
29,900	QUALCOMM Inc.	1,071,317
		3,301,157
	Electronic Equipment & Instruments - 5.76%
47,400	Dolby Laboratories, Inc. - Class A (a)	1,552,824
55,000	National Instruments Corp.	1,339,800
69,800	Trimble Navigation Ltd. (a)	1,508,378
		4,401,002
	IT Services - 4.28%
34,900	Visa Inc.	1,830,505
100,000	Western Union Co.	1,434,000
		3,264,505
	Semiconductor & Semiconductor Equipment - 14.76%
118,900	Broadcom Corp. - Class A (a)	2,017,733
62,005	Cabot Microelectronics Corp. (a)	1,616,470
100,700	FormFactor, Inc. (a)	1,470,220
102,900	Intel Corp.	1,508,514
67,500	KLA-Tencor Corp.	1,470,825
132,700	MKS Instruments, Inc. (a)	1,962,633
121,200	National Semiconductor Corp.	1,220,484
		11,266,879
	Software - 6.30%
43,440	Electronic Arts Inc. (a)	696,778
68,200	F5 Networks, Inc. (a)	1,559,052
52,500	Microsoft Corp.	1,020,600
116,100	Red Hat, Inc. (a)	1,534,842
		4,811,272
	Total Information Technology (Cost $36,240,299)	27,044,815

	Materials - 3.19%
	Chemicals - 3.19%
39,000	E.I. du Pont de Nemours & Co.	986,700
13,000	Ecolab Inc.	456,950
16,700	Praxair, Inc.	991,312
		2,434,962
	Total Materials (Cost $3,143,427)	2,434,962

	TOTAL COMMON STOCKS (Cost $93,111,814)	74,713,927

	SHORT TERM INVESTMENTS - 2.40%
	Investment Companies - 2.40%
152,587	AIM STIT-Treasury Portfolio	152,587
1,595,072	Fidelity Institutional Government Portfolio	1,595,072
82,696	SEI Daily Income Trust Treasury II Fund - Class B	82,696
	Total Investment Companies	1,830,355

	TOTAL SHORT TERM INVESTMENTS (Cost $1,830,355)	1,830,355

	Total Investments (Cost $94,942,169) - 100.25%	76,544,282
	Liabilities in Excess of Other Assets - (0.25)%	(189,177)
	TOTAL NET ASSETS - 100.00%	$76,355,105

	Percentages are stated as a percent of net assets.

	(a) - Non Income Producing
	(b) - Foreign Issued Securities

The cost basis of investments for federal income tax purposes at December 31, 2008 was as follows*:

	Cost of investments	$94,942,169
	Gross unrealized appreciation	6,389,790
	Gross unrealized depreciation	(24,787,677)
	Net unrealized appreciation	$(18,397,887)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at December 31, 2008

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, “Fair Value Measurements” (“FAS 157”) effective for fiscal years beginning after
November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. The Funds' (Portfolio's) has adopted FAS 157 effective January 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds' net assets as of December 31, 2008:

The Buffalo Balanced Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 76,888,539	$ -
Level 2 - Other significant observable inputs	40,575,506	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 117,464,045	$ -

The Buffalo High Yield Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 3,129,946	$ -
Level 2 - Other significant observable inputs	84,350,624	-
Level 3 - Significant unobservable inputs	170,250	-
Total	$ 87,650,820	$ -

Investments in Securities
For the Nine Month Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2008
Fair Value as of 03/31/2008	$ 374,550
Total unrealized gain (losses) included in earnings	(204,300)
Fair Value as of 12/31/2008	$ 170,250

The Buffalo International Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 6,583,604	$ -
Level 2 - Other significant observable inputs**	8,382,186	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 14,965,790	$ -

The Buffalo China Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 1,108,501	$ -
Level 2 - Other significant observable inputs**	13,122,784	-
Level 3 - Significant unobservable inputs	750,145	-
Total	$ 14,981,430	$ -

Investments in Securities
For the Nine Month Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)	December 31, 2008
Fair Value as of 03/31/2008	$ 2,069,115
Total unrealized gain (losses) included in earnings	(950,484)
Transfers in (out) of Level 3	(368,486)
Fair Value as of 12/31/2008	$ 750,145

The Buffalo Large Cap Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 20,549,756	$ -
Level 2 - Other significant observable inputs	1,609,646	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 22,159,402	$ -

The Buffalo Micro Cap Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 15,774,305	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 15,774,305	$ -

The Buffalo Mid Cap Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 196,898,042	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 196,898,042	$ -

The Buffalo Science & Technology Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 94,208,289	$ -
Level 2 - Other significant observable inputs	2,538,607	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 96,746,896	$ -

The Buffalo Small Cap Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 1,189,745,079	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 1,189,745,079	$ -

The Buffalo USA Global Fund

Description	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted prices	$ 76,544,282	$ -
Level 2 - Other significant observable inputs	-	-
Level 3 - Significant unobservable inputs	-	-
Total	$ 76,544,282	$ -

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation  (depreciation) on the instrument.

**The Funds’ valuation policy results in the use of fair valuation procedures for certain international investments when market activity follows the local closing of markets, but before the determination of the Funds’ NAVs. The use of this procedure results in the classification of investments valued in this manner as “Level 2”. In the event that such fair valuation procedures are not required, in accordance with the Funds’ policy, these investments would be included in “Level 1” designation.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer has concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo Funds

By   /s/ Kent W. Gasaway
              Kent W. Gasaway, President and Treasurer

Date   2/20/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.

Buffalo Funds

By   /s/ Kent W. Gasaway
              Kent W. Gasaway, President and Treasurer

Date   2/20/2009